Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Appointment Com [Member]
Business Acquisition [Line Items]
Schedule of recognized the identifiable assets acquired and liabilities assumed

The allocation of the purchase price to assets based upon fair value determinations was as follows:

Cash	$2,240
Related Party Payable	(42,380)
Accrued Salary	(82,565)
Total Net Liabilities Assumed	$(122,705)

The purchase price consisted of the following:

Total Net Liabilities Assumed	$122,705
Common Stock	731,250
Total Compensation Expense and Purchase Price	$853,955

The allocation of the purchase price to assets based upon fair value determinations was as follows:

Cash	$2,240
Related Party Payable	(42,380)
Accrued Salary	(82,565)
Total Net Liabilities Assumed	$(122,705)

The purchase price consisted of the following:

Total Net Liabilities Assumed	$122,705
Common Stock	731,250
Total Compensation Expense and Purchase Price	$853,955

Cloud.Market Acquisition [Member]
Business Acquisition [Line Items]
Schedule of recognized the identifiable assets acquired and liabilities assumed

The allocation of the purchase price to assets based upon fair value determinations was as follows:

Non-compete agreements	$700
Customer Lists	66,800
Total Assets Acquired	$67,500

The purchase price consisted of the following:

Cash	$7,500
Common Stock	60,000
Total Purchase Price	$67,500

The allocation of the purchase price to assets based upon fair value determinations was as follows:

Non-compete agreements	$700
Customer Lists	66,800
Total Assets Acquired	$67,500

The purchase price consisted of the following:

Cash	$7,500
Common Stock	60,000
Total Purchase Price	$67,500

Rezserve Technologies Ltd [Member]
Business Acquisition [Line Items]
Schedule of recognized the identifiable assets acquired and liabilities assumed

According to the purchase method of accounting, the Company recognized the identifiable assets acquired and liabilities assumed as follows:

Assets, net	$34,708
Customer Lists	77,295
Intellectual Property	30,842
Trademarks	19,475
Goodwill	1,317,680
Total Assets Acquired	$1,480,000

The purchase price consisted of the following:

Convertible note payable – related party	$400,000
Common Stock	1,080,000
Total Purchase Price	$1,480,000

According to the purchase method of accounting, the Company recognized the identifiable assets acquired and liabilities assumed as follows:

Assets, net	$34,708
Customer Lists	77,295
Intellectual Property	30,842
Trademarks	19,475
Goodwill	1,317,680
Total Assets Acquired	$1,480,000

The purchase price consisted of the following:

Convertible note payable – related party	$400,000
Common Stock	1,080,000
Total Purchase Price	$1,480,000

Schedule of supplemental pro forma
Combined Pro Forma
For Nine Months
Fiscal 2017
Revenues	$191,754

Cost of revenues	337,813

Gross profit (loss)	(146,059)

Operating expenses:
Selling, general and administrative expenses	2,567,908

Loss from operations	(2,713,967)

Other income (expense)	(8,548)

Net loss	$(2,722,515)

Weighted average number of common shares
Outstanding – basic and fully diluted	42,729,626

Net loss per share – basic and fully diluted	$(0.06)

	Combined Pro Forma:
	For Fiscal Years
	2017	2016
Revenues	$316,551	$441,981

Cost of revenues	(485,034)	(251,361)

Gross profit (loss)	(168,483)	190,620

Operating expenses:
Selling, general and administrative expenses	(5,286,972)	(2,375,860)

Loss from operations	(5,455,455)	(2,185,240)

Other income (expense)	(1,748,667)	(265,236)

Net loss	$(7,204,121)	$(2,450,476)

Weighted average number of common shares
Outstanding – basic and fully diluted	44,840,743	34,163,263

Net loss per share – basic and fully diluted	$(0.16)	$(0.07)

Cityinformation B V [Member]
Business Acquisition [Line Items]
Schedule of recognized the identifiable assets acquired and liabilities assumed

According to the replacement cost method of accounting, the Company recognized the identifiable assets acquired as follows:

Developed Technology, App Portfolio	$250,000
Developed Technology, App Handles	135,000
Assembled Workforce	40,000
Goodwill	396,667
Total intangibles and goodwill	$821,667

Total assets acquired, net	$821,667

The purchase price consisted of the following:

Common stock	821,667
Total purchase price	$821,667

Comencia Inc [Member]
Business Acquisition [Line Items]
Schedule of recognized the identifiable assets acquired and liabilities assumed

According to the purchase method of accounting, the Company recognized the identifiable assets acquired and liabilities assumed as follows:

Cash	$11,989
Other assets	$13,115
Total assets	25,104

Accrued expenses	$(12,741)
Long-term payables	(52,422)
Total liabilities	$(65,163)

Customer Lists	$33,000
Intellectual Property	48,800
Trademarks	7,000
Total intangibles	$88,800

Total assets acquired, net	48,741

Additional consideration given as compensation expense	701,259

Total consideration	$750,000

The purchase price consisted of the following:

Common stock	750,000
Total purchase price	$750,000

Schedule of supplemental pro forma
	Combined Pro Forma
	For Nine Months	For Nine Months
	Fiscal 2017	Fiscal 2016
Revenues	$322,135	$70,806

Cost of revenues	622,012	413,274

Gross loss	(299,877)	(342,468)

Operating expenses:
Selling, general and administrative expenses	4,006,775	2,315,178

Loss from operations	(4,306,652)	(2,657,646)

Other income (expense)	(156,355)	-

Net loss	$(4,463,007)	$(2,657,646)

Weighted average number of common shares
Outstanding – basic and fully diluted	58,622,658	42,729,626

Net loss per share – basic and fully diluted	$(0.08)	$(0.06)